Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of segment EBITDA to operating income
Depreciation and amortization									$ 21,000		$ 20,300		$ 31,200
Write downs, reserves and recoveries									(785)		(6,388)
Operating income from continuing operations	8,044	10,075	13,152	14,423	13,141	7,136	10,468	11,289	45,694		42,034
Impairment charges									13,600
Assets	651,922				603,740				651,922		603,740
Net revenue	97,716	100,710	103,045	101,705	93,437	89,014	100,074	96,062	403,176		378,587
Operating Segments [Member]
Reconciliation of segment EBITDA to operating income
Assets	520,303				452,183				520,303		452,183
Nevada [Member]
Reconciliation of segment EBITDA to operating income
Assets	228,980				231,687				228,980		231,687
Midwest [Member]
Reconciliation of segment EBITDA to operating income
Assets	212,868				220,496				212,868		220,496
Colorado [Member]
Reconciliation of segment EBITDA to operating income
Assets	78,455				0				78,455		0
Corporate and other [Member]
Reconciliation of segment EBITDA to operating income
Assets	131,619				151,557				131,619		151,557
Successor [Member]
Reconciliation of segment EBITDA to operating income
Revenues									456,361		427,612
Segment EBITDA									81,400		72,275
Corporate									12,726		12,201
Depreciation and amortization									23,266		21,169
Share-based compensation									2,075		1,680
Write downs, reserves and recoveries									(785)		(6,388)
Pre-opening expense									421		0
Operating income from continuing operations									45,694		42,034
Interest expense, net									(29,731)		(28,364)
Reorganization costs									0		0
Fresh-start accounting adjustment									0		0
Reorganization of debt									0		0
Impairment charges									0		0
Loss on extinguishment (or modification) of debt									(8,842)		0
Other Nonoperating Income (Expense)									0		(1,576)
Nonoperating Income (Expense)									(38,573)		(29,940)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									7,121		12,094
Assets	651,922				603,740				651,922		603,740
Payments to Acquire Property, Plant, and Equipment									30,206		32,813
Promotional allowances									53,185		49,025
Net revenue									403,176		378,587
Successor [Member] | Operating Segments [Member]
Reconciliation of segment EBITDA to operating income
Revenues									456,361		427,612
Payments to Acquire Property, Plant, and Equipment									27,339		31,293
Net revenue									403,176		378,587
Successor [Member] | Nevada [Member]
Reconciliation of segment EBITDA to operating income
Revenues									301,971		296,903
Segment EBITDA									32,784		31,812
Depreciation and amortization									14,150		14,100
Payments to Acquire Property, Plant, and Equipment									14,043		20,157
Promotional allowances									39,386		37,742
Net revenue									262,585		259,161
Successor [Member] | Midwest [Member]
Reconciliation of segment EBITDA to operating income
Revenues									140,035	[1]	130,709	[1]
Segment EBITDA									40,898		40,463
Depreciation and amortization									6,663		6,542
Payments to Acquire Property, Plant, and Equipment									11,731		11,136
Promotional allowances									12,142	[1]	11,283	[1]
Net revenue									127,893		119,426
Successor [Member] | Colorado [Member]
Reconciliation of segment EBITDA to operating income
Revenues									14,355		0
Segment EBITDA									7,718		0
Depreciation and amortization									2,042		0
Payments to Acquire Property, Plant, and Equipment									1,565		0
Promotional allowances									1,657		0
Net revenue									12,698		0
Successor [Member] | Corporate and other [Member]
Reconciliation of segment EBITDA to operating income
Revenues									0		0
Corporate									(10,651)		(10,521)		(11,762)
Depreciation and amortization									411		527
Write downs, reserves and recoveries									(707)		(3,129)
Payments to Acquire Property, Plant, and Equipment									2,867		1,520
Net revenue									0		0
Predecessor [Member]
Reconciliation of segment EBITDA to operating income
Revenues													429,515
Segment EBITDA													72,386
Corporate													11,936
Depreciation and amortization													32,294
Share-based compensation													0
Write downs, reserves and recoveries													0
Pre-opening expense													0
Operating income from continuing operations													28,330
Interest expense, net													55
Reorganization costs													6,797
Fresh-start accounting adjustment													160,316
Reorganization of debt													(633,659)
Impairment charges													75,746
Loss on extinguishment (or modification) of debt													0
Other Nonoperating Income (Expense)													0
Nonoperating Income (Expense)													390,855
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest													419,185
Payments to Acquire Property, Plant, and Equipment													21,404
Promotional allowances													49,123
Net revenue													380,392
Predecessor [Member] | Operating Segments [Member]
Reconciliation of segment EBITDA to operating income
Revenues													429,341
Payments to Acquire Property, Plant, and Equipment													21,404
Net revenue													380,218
Predecessor [Member] | Nevada [Member]
Reconciliation of segment EBITDA to operating income
Revenues													289,296
Segment EBITDA													33,086
Depreciation and amortization													24,036
Payments to Acquire Property, Plant, and Equipment													15,886
Promotional allowances													36,354
Net revenue													252,942
Predecessor [Member] | Midwest [Member]
Reconciliation of segment EBITDA to operating income
Revenues													140,045	[1]
Segment EBITDA													39,300
Depreciation and amortization													8,103
Payments to Acquire Property, Plant, and Equipment													5,518
Promotional allowances													12,769	[1]
Net revenue													127,276
Predecessor [Member] | Colorado [Member]
Reconciliation of segment EBITDA to operating income
Revenues													0
Segment EBITDA													0
Depreciation and amortization													0
Payments to Acquire Property, Plant, and Equipment													0
Promotional allowances													0
Net revenue													0
Predecessor [Member] | Corporate and other [Member]
Reconciliation of segment EBITDA to operating income
Revenues													174
Depreciation and amortization													155
Write downs, reserves and recoveries													0
Payments to Acquire Property, Plant, and Equipment													0
Net revenue													174
Error Correction [Member]
Reconciliation of segment EBITDA to operating income
Revenues											$ 5,400		$ 5,800

[1]	Successor Predecessor Year Ended December 31, 2012 2011 2010Segment EBITDA Nevada$32,784 $31,812 $33,086Midwest40,898 40,463 39,300Colorado7,718 — —Total segment EBITDA81,400 72,275 72,386Corporate and other expense(10,651) (10,521) (11,762)Depreciation and amortization Nevada14,150 14,100 24,036Midwest6,663 6,542 8,103Colorado2,042 — —Corporate and other411 527 155Total depreciation and amortization23,266 21,169 32,294Share-based compensation2,075 1,680 —Corporate write-downs, reserves and recoveries(707) (3,129) —Pre-opening expense421 — —Operating income from continuing operations45,694 42,034 28,330Other income (expense) Interest expense, net(29,731) (28,364) 55Reorganization costs— — (6,797)Fresh-start adjustments— — (160,316)Reorganization of debt— — 633,659Impairment charges— — (75,746)Loss on extinguishment (or modification) of debt(8,842) — —Other costs— (1,576) —Total other income (expense), net(38,573) (29,940) 390,855Income (loss) from continuing operations before income tax$7,121 $12,094 $419,185